Income Taxes - Schedule of Components of the Unrecognized Deferred Tax Assets (Details) - CAD ($)	Jul. 31, 2020	Jul. 31, 2019
Statement Line Items [Line Items]
Short term loans	$ 10,000
Share issuance costs	370,460	570,483
Marketable securities	107,000	106,998
Temporary differences deferred tax assets	20,791,290	16,048,540
USA [Member]
Statement Line Items [Line Items]
Non-capital losses carried forward	14,951,440	11,148,719
Property, plant and equipment
Canada [Member]
Statement Line Items [Line Items]
Non-capital losses carried forward	5,349,060	4,219,013
Property, plant and equipment	$ 3,330	$ 3,327